Document and Entity Information	Jan. 19, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001708646
Document Type	8-K
Document Period End Date	Jan. 19, 2022
Entity Registrant Name	GOLDMAN SACHS PHYSICAL GOLD ETF
Entity Incorporation State Country Code	NY
Entity File Number	001-38620
Entity Tax Identification Number	61-1848163
Entity Address, Address Line One	240 Greenwich Street
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10286
City Area Code	(212)
Local Phone Number	635-6314
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Goldman Sachs Physical Gold ETF
Trading Symbol	AAAU
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Entity Ex Transition Period	true